IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
Effective June 18, 2018, Class B Shares of the following funds may be exchanged for Class B Shares of any other Federated fund.
The Federated funds include the Class B Shares of the following registrants and portfolios:
FEDERATED EQUITY fUNDS
Federated Absolute Return Fund
Federated Kaufmann Fund
Federated Kaufmann Small Cap Fund
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED FIXED INCOME SECURITIES, INC.
Federated Strategic Income Fund
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED HIGH INCOME BOND FUND, INC.
FEDERATED INCOME SECURITIES TRUST
Federated Capital Income Fund
Federated Fund for U.S. Government Securities
Federated Muni and Stock Advantage Fund
FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund
FEDERATED MDT EQUITY TRUST
Federated MDT Large Cap Value Fund
FEDERATED MDT SERIES
Federated MDT Large Cap Growth Fund
FEDERATED MUNICIPAL BOND FUND, INC.
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Municipal High Yield Advantage Fund
FEDERATED TOTAL RETURN SERIES, Inc.
Federated Total Return Bond Fund
federated WORLD INVESTMENT SERIES, INC.
Federated International Leaders Fund
May 17, 2018

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454339 (5/18]
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